DIVIDENDS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2012
Dividends Payable

Balance at December 31, 2009	20,086
Dividend payments in 2010	(14,455)
Effect of exchange rate fluctuation	198

Balance at December 31, 2010	5,829
Dividend payments in 2011	(5,829)

Balance at December 31, 2011	—
Dividend declared in 2012	12,556

Dividend payments in 2012	(12,556)

Balance at December 31, 2012	—